UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 115.8%
ARGENTINA - 1.0%
		Republic of Argentina,
USD	590	7.00%, 9/12/13	$604,750
		Republic of Argentina,
USD	760	7.00%, 4/17/17	687,800

			1,292,550

AUSTRALIA - 23.8%
		Australia Government Bond,
AUD	3,000	4.50%, 10/21/14	3,294,003
		Australia Government Bond,
AUD	2,400	5.50%, 1/21/18	2,826,605
		Australia Government Bond,
AUD	1,610	5.50%, 4/21/23	1,949,099
		Australia Government Bond,
AUD	8,710	5.75%, 7/15/22	10,751,639
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	543,554
		Macquarie Bank Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	529,222
		National Capital Trust III,
AUD	500	5.3633%, 9/30/16 (a)(b)(c)	463,325
		Queensland Treasury Corp.,
AUD	1,600	6.00%, 6/14/21	1,849,547
		St. George Bank Ltd.,
AUD	1,500	10.00%, 5/09/13 (a)(b)	1,672,577
		Treasury Corp. of Victoria,
AUD	3,400	5.75%, 11/15/16	3,824,490
		Treasury Corp. of Victoria,
AUD	1,115	6.00%, 6/15/20	1,283,411
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	568,837

			29,556,309

BRAZIL - 3.6%
		Banco do Estado do Rio Grande do Sul,
USD	200	7.375%, 2/02/22 (d)	205,122
		Brazil Notas do Tesouro Nacional Serie F,
BRL	430	10.00%, 1/01/13	248,984
		Brazil Notas do Tesouro Nacional Serie F,
BRL	430	10.00%, 1/01/14	247,856
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,710	10.00%, 1/01/17	952,828
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,950	10.00%, 1/01/21	1,042,890
		Centrais Eletricas Brasileiras SA,
USD	200	5.75%, 10/27/21 (d)	210,400
		Odebrecht Finance Ltd.,
USD	220	7.50%, 9/14/15 (b)(c)(d)	220,550
		OGX Petroleo e Gas Participacoes SA,
USD	400	8.50%, 6/01/15 (b)(d)	413,200
		Petrobras International Finance Co.,
USD	130	5.375%, 1/27/21 (b)	136,233
		QGOG Atlantic,
USD	239	5.25%, 11/30/16 (b)(d)	242,940
		Rearden G Holdings EINS GmbH,
USD	190	7.875%, 3/30/15 (b)(d)	192,850
		Virgolino de Oliveira Finance Ltd.,
USD	400	10.50%, 1/28/15 (b)(d)	394,000

			4,507,853

CANADA - 14.0%
		Canadian Government Bond,
CAD	2,000	8.00%, 6/01/23	3,187,394
		Canadian Government Bond,
CAD	2,000	9.00%, 6/01/25	3,566,171
		Canadian Government Bond,
CAD	3,000	10.25%, 3/15/14	3,571,158
		Hydro Quebec,
CAD	2,000	9.625%, 7/15/22	3,173,831
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 5/26/25	788,426
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	892,823
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,229,620

			17,409,423

CHINA - 1.1%
		China Oriental Group Co. Ltd.,
USD	120	8.00%, 8/18/15 (d)	108,000
		China Overseas Finance Cayman Island II Ltd.,
USD	500	5.50%, 11/10/20 (b)(d)	479,040
		MCC Holding Hong Kong Corp. Ltd.,
USD	350	4.875%, 7/29/16 (d)	345,570
		Texhong Textile Group Ltd.,
USD	200	7.625%, 1/19/16 (d)	166,000
		Yanlord Land Group Ltd.,
USD	350	10.625%, 3/29/15 (b)(d)	291,375

			1,389,985

COLOMBIA - 0.3%
		Colombia Government International Bond,
USD	240	7.375%, 3/18/19	305,040

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
CROATIA - 0.7%
		Croatia Government International Bond,
USD	550	6.375%, 3/24/21 (d)	$508,750
		Croatia Government International Bond,
USD	250	6.625%, 7/14/20 (d)	236,250
		Croatia Government International Bond,
USD	100	6.75%, 11/05/19 (d)	95,000

			840,000

DOMINICAN REPUBLIC - 1.1%
		AES Andres Dominicana Ltd.,
USD	250	9.50%, 11/12/15 (b)(d)	253,750
		Dominican Republic International Bond,
USD	710	7.50%, 5/06/21 (d)	725,265
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27 (d)	417,600

			1,396,615

EGYPT - 0.4%
		African Export-Import Bank,
USD	500	5.75%, 7/27/16	495,000

EL SALVADOR - 1.3%
		El Salvador Government International Bond,
USD	170	7.625%, 2/01/41 (d)	170,850
		El Salvador Government International Bond,
USD	700	7.65%, 6/15/35 (d)	722,750
		El Salvador Government International Bond,
USD	320	8.25%, 4/10/32 (d)	351,200
		Telemovil Finance Co. Ltd.,
USD	300	8.00%, 10/01/14 (b)(d)	311,250

			1,556,050

GUATEMALA - 0.3%
		Industrial Subordinated Trust,
USD	300	8.25%, 7/27/21 (d)	305,700

HUNGARY - 0.8%
		Hungary Government Bond,
HUF	132,000	7.00%, 6/24/22	508,820
		Hungary Government International Bond,
EUR	400	4.50%, 1/29/14	484,711

			993,531

INDONESIA - 0.6%
		Adaro Indonesia PT,
USD	100	7.625%, 10/22/14 (b)(d)	111,750
		Indosat Palapa Co. BV,
USD	200	7.375%, 7/29/15 (b)(d)	224,000
		Majapahit Holding BV,
USD	330	7.75%, 10/17/16 (d)	378,675

			714,425

KAZAKHSTAN - 0.4%
		Halyk Savings Bank of Kazakhstan JSC,
USD	250	7.25%, 1/28/21 (d)	241,250
		KazMunayGas National Co.,
USD	250	6.375%, 4/09/21 (d)	263,125

			504,375

LITHUANIA - 1.0%
		Lithuania Government International Bond,
USD	280	6.125%, 3/09/21 (d)	276,500
		Lithuania Government International Bond,
USD	300	6.625%, 2/01/22 (d)	304,950
		Lithuania Government International Bond,
USD	620	6.75%, 1/15/15 (d)	654,100

			1,235,550

LUXEMBOURG - 0.3%
		Sberbank of Russia Via SB Capital SA,
USD	300	6.125%, 2/07/22 (d)	303,210

MALAYSIA - 0.9%
		Malaysia Government Bond,
MYR	850	3.21%, 5/31/13	280,665
		Malaysia Government Bond,
MYR	2,000	4.012%, 9/15/17	680,377
		PETRONAS Capital Ltd.,
USD	110	7.875%, 5/22/22 (d)	149,557

			1,110,599

MEXICO - 5.3%
		Bank of New York Mellon SA Institucion de Banca Multiple,
USD	447	9.625%, 5/02/18 (b)(d)	395,263
		Corporacion GEO SAB de CV,
USD	255	8.875%, 9/25/14 (d)	255,000

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
MEXICO (continued)
		Desarrolladora Homex SAB de CV,
USD	222	9.50%, 12/11/14 (b)(d)	$221,445
		Mexico Fixed Rate Bonds,
MXN	3,000	7.25%, 12/15/16	251,732
		Mexico Fixed Rate Bonds,
MXN	8,500	8.00%, 6/11/20	749,218
		Mexico Fixed Rate Bonds,
MXN	7,000	8.00%, 12/07/23	622,133
		Mexico Government International Bond,
USD	1,780	6.05%, 1/11/40 (b)	2,152,020
		Pemex Project Funding Master Trust,
USD	230	5.75%, 3/01/18 (b)	254,725
		Pemex Project Funding Master Trust,
USD	350	6.625%, 6/15/35 (b)	392,875
		Pemex Project Funding Master Trust,
USD	240	6.625%, 6/15/38 (b)	269,400
		Petroleos Mexicanos,
USD	460	6.50%, 6/02/41 (b)(d)	508,300
		Servicios Corporativos Javer SAPI de CV,
USD	400	9.875%, 4/06/16 (b)(d)	354,000
		Urbi Desarrollos Urbanos SAB de CV,
USD	200	9.75%, 2/03/17 (b)(d)	200,500

			6,626,611

NETHERLANDS - 1.3%
		GTB Finance BV,
USD	250	7.50%, 5/19/16 (d)	254,125
		ING Bank Australia Ltd.,
AUD	1,000	7.00%, 4/24/12	1,064,272
		VimpelCom Holdings BV,
USD	250	7.5043%, 3/01/22 (d)	235,000

			1,553,397

NEW ZEALAND - 19.9%
		Deutsche Bank AG,
NZD	2,000	3.62%, 6/16/12 (a)(b)	1,589,508
		New Zealand Government Bond,
NZD	900	5.00%, 3/15/19	805,460
		New Zealand Government Bond,
NZD	5,410	5.50%, 4/15/23	5,034,492
		New Zealand Government Bond,
NZD	3,850	6.00%, 4/15/15	3,489,889
		New Zealand Government Bond,
NZD	1,700	6.00%, 12/15/17	1,598,313
		New Zealand Government Bond,
NZD	10,005	6.00%, 5/15/21	9,607,936
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,511,625

			24,637,223

NORWAY - 1.0%
		DnB NOR Boligkreditt,
AUD	500	6.25%, 6/08/16	542,742
		Kommunalbanken AS,
AUD	600	6.00%, 10/21/14	666,247

			1,208,989

PAKISTAN - 0.3%
		Pakistan Government International Bond,
USD	600	6.875%, 6/01/17 (d)	414,000

PERU - 1.5%
		Banco de Credito del Peru,
USD	330	4.75%, 3/16/16 (b)(d)	330,825
		Peru Government Bond,
PEN	1,850	7.84%, 8/12/20	787,127
		Peruvian Government International Bond,
USD	730	5.625%, 11/18/50	785,480

			1,903,432

PHILIPPINES - 0.9%
		Philippine Government International Bond,
USD	850	6.375%, 10/23/34	1,022,125
		Philippine Government International Bond,
USD	40	8.375%, 6/17/19	52,700

			1,074,825

POLAND - 0.1%
		Poland Government Bond,
PLN	450	5.75%, 9/23/22	141,131

QATAR - 0.8%
		Qatar Government International Bond,
USD	520	5.25%, 1/20/20 (b)(d)	568,776
		Qatar Government International Bond,
USD	330	6.40%, 1/20/40 (b)(d)	382,800

			951,576

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
ROMANIA - 0.3%
		Romanian Government International Bond,
USD	400	6.75%, 2/07/22 (d)	$398,820

RUSSIA - 2.3%
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	200	7.75%, 4/28/21 (d)	189,000
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	350	7.875%, 9/25/17 (d)	352,625
		Russian Agricultural Bank OJSC Via RSHB Capital SA,
USD	300	7.75%, 5/29/18 (d)	333,750
		Russian Foreign Bond-Eurobond,
USD	500	5.00%, 4/29/20 (d)	527,500
		Russian Foreign Bond-Eurobond,
USD	543	7.50%, 3/31/30 (a)(d)	643,159
		Russian Railways,
USD	107	5.739%, 4/03/17	111,012
		Vnesheconombank Via VEB Finance PLC,
USD	100	6.80%, 11/22/25 (d)	101,100
		Vnesheconombank Via VEB Finance PLC,
USD	100	6.902%, 7/09/20 (d)	105,500
		VTB Bank OJSC Via VTB Capital SA,
USD	480	6.551%, 10/13/20 (d)	471,600

			2,835,246

SENEGAL - 0.2%
		Senegal Goverment International Bond,
USD	200	8.75%, 5/13/21 (d)	198,500

SERBIA - 0.6%
		Republic of Serbia,
USD	800	7.25%, 9/28/21 (d)	792,000

SOUTH AFRICA - 2.3%
		Eskom Holdings Ltd.,
USD	920	5.75%, 1/26/21 (b)(d)	961,400
		South Africa Government Bond,
ZAR	2,500	8.25%, 9/15/17	335,822
		South Africa Government Bond,
ZAR	6,690	10.50%, 12/21/26	1,026,882
		South Africa Government International Bond,
USD	160	5.50%, 3/09/20	177,200
		South Africa Government International Bond,
USD	290	6.25%, 3/08/41	326,250

			2,827,554

SPAIN - 0.8%
		Instituto de Credito Oficial,
AUD	1,000	5.50%, 10/11/12 (e)	1,032,327

SRI LANKA - 0.2%
		Sri Lanka Government International Bond,
USD	200	6.25%, 10/04/20 (d)	199,500

TURKEY - 3.3%
		Turkey Government Bond,
TRY	1,200	10.50%, 1/15/20	713,172
		Turkey Government Bond,
TRY	1,985	16.00%, 3/07/12	1,122,731
		Turkey Government International Bond,
USD	400	5.625%, 3/30/21	402,000
		Turkey Government International Bond,
USD	240	6.75%, 5/30/40	245,400
		Turkey Government International Bond,
USD	230	7.25%, 3/15/15	250,700
		Turkey Government International Bond,
USD	60	7.25%, 3/05/38	65,175
		Turkey Government International Bond,
USD	300	7.50%, 11/07/19	340,500
		Turkey Government International Bond,
USD	640	9.50%, 1/15/14	708,800
		Yasar Holdings SA Via Willow No. 2,
USD	300	9.625%, 10/07/13 (b)(d)	297,000

			4,145,478

UKRAINE - 0.5%
		NAK Naftogaz Ukraine,
USD	670	9.50%, 9/30/14 (e)	645,713

UNITED ARAB EMIRATES - 1.1%
		Dubai Electricity & Water Authority,
USD	970	7.375%, 10/21/20 (d)	1,005,405
		IPIC GMTN Ltd.,
USD	400	5.50%, 3/01/22 (d)	405,000

			1,410,405

UNITED KINGDOM - 17.0%
		Lloyds TSB Bank PLC,
AUD	500	7.50%, 10/01/14	529,405
		United Kingdom Gilt,
GBP	6,205	4.25%, 12/07/49	12,428,324
		United Kingdom Gilt,
GBP	1,180	8.00%, 9/27/13	2,092,098
		United Kingdom Gilt,
GBP	3,000	8.00%, 12/07/15	6,055,235

			21,105,062

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2012

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
UNITED STATES - 0.7%
		General Electric Capital Corp.,
NZD	1,000	6.75%, 9/26/16	$879,218

URUGUAY - 0.6%
		Uruguay Government International Bond,
UYU	6,257	4.25%, 4/05/27 (f)	317,203
		Uruguay Government International Bond,
UYU	7,048	5.00%, 9/14/18 (f)	394,672

			711,875

VENEZUELA - 2.9%
		Bolivarian Republic of Venezuela,
USD	650	12.75%, 8/23/22 (d)	622,375
		Petroleos de Venezuela SA,
USD	1,440	8.50%, 11/02/17 (b)(d)	1,141,200
		Venezuela Government International Bond,
USD	1,080	5.75%, 2/26/16 (d)	888,300
		Venezuela Government International Bond,
USD	750	7.65%, 4/21/25	510,000
		Venezuela Government International Bond,
USD	500	11.95%, 8/05/31 (d)	435,000

			3,596,875

VIETNAM - 0.3%
		Vietnam Government International Bond,
USD	400	6.875%, 1/15/16 (d)	420,000

Total Long-Term Investments (cost $124,680,745)			143,625,972

SHORT-TERM INVESTMENT - 2.3%
UNITED STATES - 2.3%

USD	2,907	Repurchase Agreement, State Street Bank & Trust Co., 0.07% dated 1/31/12, due 2/01/12 in the amount of $2,907,006, (collateralized by $2,790,000 U.S. Treasury Note, 0.75% maturing 3/31/13; value $2,817,900 and $155,000 U.S. Treasury Note,1.75% maturing 5/31/16; value of $163,173)	2,907,000

Total Short-Term Investment (cost $2,907,000)			2,907,000

Total Investments - 118.1% (cost $127,587,745)			146,532,972

Liabilities in Excess of Other Assets - (18.1)%			(22,492,780)

Net Assets - 100.0%			$124,040,192

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound Sterling

HUF - Hungarian Forint

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2012.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2012

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a restricted security, see Note 2(c).

(e)	This security is government guaranteed.

(f)	Inflation linked security.

Security Type	Market Value	Percentage of Total Investments
Government bonds	$113,496,519	77.4%
Corporate bonds	30,129,453	20.6
Short-term investment	2,907,000	2.0

Total investments	$146,532,972	100.0%

At January 31, 2012, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
Australian Treasury Bond 6%-3 year	UBS	65	3/15/12	$(31,065)

				$(31,065)

At January 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
South African Rand/United States Dollar
04/20/12	JP Morgan Chase	ZAR 1,913,000	USD234,848	$241,795	$6,947

				$241,795	$6,947

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
03/02/12	JP Morgan Chase	USD926,791	BRL1,747,000	$992,501	$(65,710)
United States Dollar/British Pound
04/20/12	JP Morgan Chase	USD7,091,022	GBP4,618,000	7,272,236	(181,214)
United States Dollar/Euro
04/20/12	JP Morgan Chase	USD459,847	EUR360,000	471,009	(11,162)
United States Dollar/Hungarian Forint
04/20/12	Citibank	USD465,526	HUF114,161,000	503,128	(37,602)
United States Dollar/New Zealand Dollar
04/20/12	JP Morgan Chase	USD8,297,025	NZD10,435,000	8,570,528	(273,503)
United States Dollar/South African Rand
04/20/12	Citibank	USD235,490	ZAR1,913,000	241,796	(6,306)
United States Dollar/Turkish Lira
04/20/12	Citibank	USD438,856	TRY826,000	456,780	(17,924)

				$18,507,978	$(593,421)

At January 31, 2012, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	20,000,000	10/31/14	Deutsche Bank	Receive	3-month LIBOR Index	0.82%	$(179,866)
USD	4,000,000	08/19/16	UBS	Receive	3-month LIBOR Index	1.20%	(74,038)
USD	16,000,000	10/31/16	Barclays Bank	Receive	3-month LIBOR Index	1.42%	(425,691)

							$(679,595)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments

As of January 31, 2012, 72.7% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2012.

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*	CCC*
Date	%	%	%	%	%	%	%
January 31, 2012	43.2	20.7	8.8	12.0	8.8	6.5	0.0
October 31, 2011	42.7	23.2	6.9	12.4	8.2	6.6	0.0
January 31, 2011	46.8	12.2	10.9	13.7	9.6	6.8	0.0

*	Below investment grade

Geographic Composition

The Fund’s investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. The table below shows the geographical composition (i.e., with U.S. Dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of October 31, 2011, compared with the previous three and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
January 31, 2012	76.2	11.6	12.2
October 31, 2011	76.0	11.5	12.5
January 31, 2011	75.2	12.0	12.8

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of January 31, 2012, compared with the previous three and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
January 31, 2012	96.2	2.3	1.5
October 31, 2011	96.1	2.1	1.8
January 31, 2011	94.4	2.8	2.8

Maturity Composition

As of January 31, 2012, the average maturity of the Fund’s total investments was 10.7 years, compared with 9.3 years at January 31, 2011 and 10.2 years at October 31, 2011. The table below shows the maturity composition of the Fund’s investments as of January 31, 2012, compared with the previous three and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
January 31, 2012	19.1	13.9	28.6	38.4
October 31, 2011	24.8	11.6	28.4	35.2
January 31, 2011	28.8	15.8	28.5	26.9

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2012

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s Investment Adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended January 31, 2012, there have been no significant changes to the valuation procedures approved by the Board.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally, equity securities valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade are categorized as Level 1 securities. Securities valued at fair value by applying a valuation factor are generally categorized as Level 2. Generally, debt and other fixed-income securities are categorized as Level 2. For derivative instruments, exchange-traded derivatives, i.e., future contracts, are generally categorized as Level 1 and over-the-counter derivative instruments, i.e., forward contracts and swap contracts, are generally categorized as Level 2. The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Government Bonds	$—	$113,496,519	$—
Corporate Bonds	—	30,129,453	—

Total Fixed Income Investments	—	143,625,972	—
Short-Term Investment	—	2,907,000	—

Total Investments	$—	$146,532,972	$—

Other Financial Instruments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	—	—	—
Forward Foreign Currency Exchange Contracts	—	6,947	—

Total Other Financial Instruments	—	6,947	—

Total Assets	$—	$146,539,919	$—

Liabilities
Other Financial Instruments
Interest Rate Swap Agreements	$—	$(679,595)	$—
Futures Contracts	(31,065)	—	—
Forward Foreign Currency Exchange Contracts	—	(593,421)	—

Total Liabilities – Other Financial Instruments	$(31,065)	$(1,273,016)	$—

*	For the period ended January 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

For further information, please refer to the Portfolio of Investments.

For the period ended January 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $2,907,000 as of January 31, 2012.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain/(loss) is realized and is presented in the Statement of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Swaps:

The Fund entered into interest rate swaps in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return, as a tool to hedge the leverage and also manage the local interest rate exposure of the Fund. The Fund entered into interest rate swaps as a tool to hedge the leverage of the Fund. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(g) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Federal Income Taxes:

At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$138,495,196	$9,877,873	$(1,840,097)	$8,037,776

(i) Earnings Credits:

The Fund’s custodial arrangements include a provision to reduce its custodial fees by the amount of earnings credits recognized on cash deposits in demand deposit accounts.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2012

(j) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no disclosures and/or adjustments were required to be made to the report as of January 31, 2012.

Effective March 1, 2012, Aberdeen PLC is merging a number of its companies (the “Merging Companies”), including AAMISL, into Aberdeen Asset Managers Limited (“AAML”). The merger will be achieved by transferring all the assets and liabilities of the Merging Companies to AAML, a Scottish company that is authorized and regulated in the UK by the Financial Services Authority and acts as the Group’s main operating company in the United Kingdom. AAML will continue to conduct the businesses of the Merging Companies as their successor and will have all necessary regulatory licenses, authorizations and permissions in order to carry on the business of the Merging Companies, including registration with the U.S. Securities and Exchange Commission. There will be no change to the portfolio management team or the level or nature of the services provided to the Fund and the same resources available to AAMISL for the management and compliance oversight of the Fund will be available to AAML. Counsel to the Fund has provided a legal opinion confirming that the transaction will not be deemed an assignment under the U.S. Investment Company Act of 1940, as amended.

The Fund declared distributions of $0.05 per share payable on April 13, 2012 and May 11, 2012 to shareholders of record as of March 30, 2012 and April 30, 2012, respectively.

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: March 28, 2012

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: March 28, 2012